Schedule IV - Mortgage Loans on Real Estate (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Allowance for credit loss	$ 39,447	$ 86,833	$ 44,102	$ 54,261	$ 63,244	$ 106,246	$ 136,589	$ 218,011	$ 3,025
SEC Schedule, 12-29, Real Estate Companies, Investment in Movement in Mortgage Loans on Real Estate [Roll Forward]
Premium amortization/discount accretion, net	14,273
Carrying value
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Allowance for credit loss	$ 39,400
Residential whole loans, at fair value | Carrying value
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number | loan	24,095
Balance Sheet Reported Amount	$ 7,952,438
Principal Amount of Loans Subject to Delinquent Principal or Interest	800,143
Tax basis of loans	5,200,000
SEC Schedule, 12-29, Real Estate Companies, Investment in Movement in Mortgage Loans on Real Estate [Roll Forward]
Residential whole loans, at fair value, beginning balance	5,325,401
Purchases	4,591,645
Changes in fair value recorded in Net gain on residential whole loans measured at fair value through earnings	16,243
Repayments	(1,999,022)
Provision for loan loss	47,386
Loan sales and repurchases	(7,310)
Transfer to REO	(75,616)
Residential whole loans, at fair value, ending balance	$ 7,913,000	$ 5,325,401
Original loan balance $0 - $149,999 | Residential whole loans, at fair value | Carrying value
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number | loan	6,872
Balance Sheet Reported Amount	$ 601,637
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 80,808
Original loan balance $0 - $149,999 | Residential whole loans, at fair value | Carrying value | Minimum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Interest Rate	0.00%
Original loan balance $0 - $149,999 | Residential whole loans, at fair value | Carrying value | Maximum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Interest Rate	16.00%
Original loan balance $150,000 - $299,999 | Residential whole loans, at fair value | Carrying value
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number | loan	7,875
Balance Sheet Reported Amount	$ 1,534,048
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 183,576
Original loan balance $150,000 - $299,999 | Residential whole loans, at fair value | Carrying value | Minimum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Interest Rate	0.00%
Original loan balance $150,000 - $299,999 | Residential whole loans, at fair value | Carrying value | Maximum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Interest Rate	13.49%
Original loan balance $300,000 - $449,999 | Residential whole loans, at fair value | Carrying value
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number | loan	4,184
Balance Sheet Reported Amount	$ 1,408,772
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 173,855
Original loan balance $300,000 - $449,999 | Residential whole loans, at fair value | Carrying value | Minimum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Interest Rate	0.00%
Original loan balance $300,000 - $449,999 | Residential whole loans, at fair value | Carrying value | Maximum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Interest Rate	11.65%
Original loan balance greater than $449,999 | Residential whole loans, at fair value | Carrying value
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number | loan	5,164
Balance Sheet Reported Amount	$ 4,407,981
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 361,904
Original loan balance greater than $449,999 | Residential whole loans, at fair value | Carrying value | Minimum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Interest Rate	0.25%
Original loan balance greater than $449,999 | Residential whole loans, at fair value | Carrying value | Maximum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Interest Rate	10.20%